SEGMENT REPORTING - Long-lived Assets Other Than Goodwill and Intangible Assets by Geographical Area (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 141,278	$ 137,767
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	129,340	125,781
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 11,938	$ 11,986